Share-based Compensation (Detail Textuals) - Restricted shares - Prime Hubs Restricted Shares Plan (the "Prime Hubs Plan") ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥) shares
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period				4 years
Percentage of vesting				25.00%
Recognized share-based compensation expenses	¥ 39,560	¥ 20,572	¥ 8,435
Unrecognized share-based compensation expenses | $							$ 37,651
Weighted-average period for unrecognized expenses expected to be recognized	0 years	1 year 8 months 9 days
Non Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period				1 year
Percentage of vesting				100.00%
Number of shares to be repurchased | shares								250,000
Value of shares to be repurchased								¥ 1,686
Recognized share-based compensation expenses			¥ 24,532
Former employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be repurchased | shares						562,500
Value of shares to be repurchased						¥ 7,490